Document and Entity Information	Aug. 06, 2026
Cover [Abstract]
Entity Registrant Name	BCP Investment Corp
Amendment Flag	false
Entity Central Index Key	0001372807
Document Type	8-K
Document Period End Date	Aug. 06, 2026
Entity Incorporation State Country Code	DE
Entity File Number	814-00735
Entity Tax Identification Number	20-5951150
Entity Address, Address Line One	650 Madison Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	891-2880
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BCIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false